UNSECURED NOTES PAYABLE DISCLOSURE (Details) - USD ($)		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Unsecured notes payable	$ 233,000	$ 233,000	$ 181,000
Warrant liability	24,000	24,000	20,000
Increase in warrant liability charged to interest		7,000	0	$ 0
Private placement of unsecured note
Unsecured notes payable	233,203	233,203	180,815
Warrant liability	24,438	$ 24,438	$ 19,550
Increase in warrant liability charged to interest	$ 7,276